Investments in Affiliated Companies - Additional Information (Detail) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($) Business-Combination	Dec. 31, 2016 USD ($)
Schedule of Equity Method Investments [Line Items]
Impairment charges for equity method investments		$ 17	$ 0
Sales to equity method investees		$ 284	214
Hubei Aviation Precision Machinery Co., Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Proceeds from transfer of operations	$ 54
Hubei Aviation Precision Machinery Co., Ltd [Member] | Other Nonoperating Income (Expense) [Member]
Schedule of Equity Method Investments [Line Items]
Gain on deconsolidation of manufacturing operation	45
Gain on deconsolidation of manufacturing operation, after tax	$ 34
Corporate Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of ownership by company	49.90%	49.90%
Hubei Aviation Precision Machinery Co., Ltd [Member] | Corporate Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of ownership by other	50.10%	50.10%
Getrag Group Of Companies [Member]
Schedule of Equity Method Investments [Line Items]
Number of investees, determined as variable interest entities | Business-Combination		2
Variable interest entities, maximum exposure to any potential losses	$ 139	$ 139	$ 187